Rights of use of assets (Details 2) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Depreciation charge of right-of-use assets	$ 6,350	$ 4,809
Other [Member]
Statement [Line Items]
Depreciation charge of right-of-use assets	185	122
Machinery And Equipment [member]
Statement [Line Items]
Depreciation charge of right-of-use assets	113	116
Farmland [Member]
Statement [Line Items]
Depreciation charge of right-of-use assets	5,890	4,391
Shopping Malls, Offices And Other Buildings [Member]
Statement [Line Items]
Depreciation charge of right-of-use assets	2	2
Convention center
Statement [Line Items]
Depreciation charge of right-of-use assets	$ 160	$ 178